United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/15

Date of Reporting Period: Quarter ended 12/31/14

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—91.0%
		U.S. Treasury Bonds—37.9%
$2,065,600		U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,954,843
2,547,125		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,904,518
7,367,360		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,365,024
829,478		U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,033,531
		TOTAL	14,257,916
		U.S. Treasury Notes—53.1%
1,568,160		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	1,569,916
5,066,850		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	5,020,206
2,057,440		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	1,996,896
1,530,510		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,518,732
4,070,640		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	4,105,251
5,505,750		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	5,770,858
		TOTAL	19,981,859
		TOTAL U.S. TREASURY (IDENTIFIED COST $34,088,554)	34,239,775
		INVESTMENT COMPANIES—7.9%[1]
108,322	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	108,322
449,187		High Yield Bond Portfolio	2,847,845
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,003,691)	2,956,167
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $37,092,245)[3]	37,195,942
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	418,823
		TOTAL NET ASSETS—100%	$37,614,765
At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5]United States Ultra Bond Short Futures	65	$10,737,188	March 2015	$(526,748)
The average notional value of short futures contracts held by the Fund throughout the period was $13,637,789. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
At December 31, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Bank of America Securities LLC
Reference Entity	Series 20 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2018
Implied Credit Spread at 12/31/2014[6]	0.76%
Notional Amount	$18,000,000
Market Value	$348,210
Upfront Premiums Paid/(Received)	$204,278
Unrealized Appreciation	$143,932
1

The average notional amount of credit default swap contracts held by the Fund throughout the period was $18,800,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated companies.
2	7-day net yield.
3	At December 31, 2014, the cost of investments for federal tax purposes was $37,092,245. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from futures contracts and; (b) swap contracts was $103,697. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $516,006 and net unrealized depreciation from investments for those securities having an excess of cost over value of $412,309.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
2

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
U.S. Treasury	$—	$34,239,775	$—	$34,239,775
Investment Companies[1]	108,322	2,847,845[2]	—	2,956,167
TOTAL SECURITIES	$108,322	$37,087,620	$—	$37,195,942
OTHER FINANCIAL INSTRUMENTS[3]	$(526,748)	$348,210	$—	$(178,538)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investments in this fund are deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available and due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $3,009,553 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
3	Other financial instruments include futures contracts and swap contracts.
The following acronym is used throughout this portfolio:
TIPS	—Treasury Inflation Protected Notes
3
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
$287,198		FHLMC ARM 781523, 2.354%, 5/01/2034	$305,155
361,185		FHLMC ARM 1H2662, 2.572%, 5/01/2036	387,143
417,606		FHLMC ARM 848194, 2.403%, 8/01/2035	447,620
285,565		FHLMC ARM 848746, 2.433%, 7/01/2034	304,787
		TOTAL	1,444,705
		Federal National Mortgage Association ARM—0.1%
113,406		FNMA ARM 810320, 2.473%, 4/01/2034	121,557
135,375		FNMA ARM 745059, 1.989%, 9/01/2035	143,698
248,013		FNMA ARM 881959, 2.210%, 2/01/2036	265,601
		TOTAL	530,856
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,947,726)	1,975,561
		CORPORATE BONDS—12.3%
		Automotive—0.9%
1,050,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.732%, 10/7/2016	1,055,043
2,000,000		Ford Motor Credit Co., Floating Rate Note—Sr. Note, 0.805%, 12/6/2017	1,988,586
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	750,575
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.955%, 9/26/2016	754,653
1,000,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,047,500
		TOTAL	5,596,357
		Building Materials—0.8%
4,850,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	5,019,750
		Consumer Cyclical Services—0.5%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	995,000
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,990,000
		TOTAL	2,985,000
		Consumer Products—0.8%
3,450,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	3,484,500
1,000,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	1,047,500
		TOTAL	4,532,000
		Financial Institutions—1.0%
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.271%, 1/15/2019	1,015,202
1,950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 4/1/2019	1,955,248
1,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.332%, 11/15/2018	1,010,748
1,550,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	1,542,250
300,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.005%, 9/26/2016	301,667
		TOTAL	5,825,115
		Food & Beverage—0.8%
1,462,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,440,070
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.752%, 2/1/2019	989,832
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,122,000
		TOTAL	4,551,902
		Health Care—1.5%
2,000,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,115,000
3,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	4,183,688

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,900,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	$3,041,375
		TOTAL	9,340,063
		Independent Energy—0.8%
2,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.885%, 9/26/2018	1,983,578
1,000,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.625%, 10/15/2018	1,005,000
500,000		Chesapeake Energy Corp., 3.25%, 3/15/2016	501,250
1,200,000		Chesapeake Energy Corp., 3.481%, 4/15/2019	1,179,000
		TOTAL	4,668,828
		Leisure—0.1%
825,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	835,312
		Media Entertainment—0.3%
1,650,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	1,765,500
		Midstream—0.1%
450,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	447,750
		Oil Field Services—0.1%
844,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	727,950
		Packaging—0.8%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.241%, 12/15/2019	1,937,500
1,250,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,228,125
1,500,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	1,466,250
		TOTAL	4,631,875
		Pharmaceuticals—0.5%
3,000,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,073,500
		Retailers—1.0%
3,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	2,977,500
395,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	403,887
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,543,750
335,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	353,425
		TOTAL	6,278,562
		Technology—1.5%
1,000,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,027,500
4,400,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	4,449,500
2,500,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,568,750
1,000,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,024,675
		TOTAL	9,070,425
		Wireless Communications—0.8%
1,500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	1,526,250
3,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.013%, 6/17/2019	3,018,813
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.991%, 9/14/2018	426,885
		TOTAL	4,971,948
		TOTAL CORPORATE BONDS (IDENTIFIED COST $74,942,631)	74,321,837
		ASSET-BACKED SECURITIES—0.7%
		Auto Receivables—0.1%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.957%, 1/7/2025	300,914
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.811%, 5/15/2018	124,871
300,000		Smart Trust 2013-2US, Class A4B, 0.711%, 2/14/2019	298,597
		TOTAL	724,382

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—0.3%
$1,500,000		American Express Credit Account Master 2013-1, Class B, 0.861%, 2/16/2021	$1,506,563
		Student Loans—0.3%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.561%, 10/15/2031	1,935,278
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,166,223
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
		Commercial Mortgage—0.1%
600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.211%, 7/15/2046	604,377
		Federal Home Loan Mortgage Corporation—0.9%
1,985,498		REMIC 3241 FM, 0.541%, 11/15/2036	1,995,039
3,494,851		REMIC 3922 CF, 0.561%, 4/15/2041	3,505,336
		TOTAL	5,500,375
		Federal National Mortgage Association—0.7%
1,086,835		REMIC 2006-111 FA, 0.550%, 11/25/2036	1,093,132
436,303		REMIC 2010-134 BF, 0.600%, 10/25/2040	438,617
779,076		REMIC 2010-135 FP, 0.570%, 12/25/2040	781,716
1,750,986		REMIC 2012-135 FA, 0.470%, 11/25/2039	1,750,559
		TOTAL	4,064,024
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,139,758)	10,168,776
		FLOATING RATE LOANS—10.6%
3,390,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.25%, 10/11/2020	3,389,983
6,195,701		Aramark Corp., Term Loan—1st Lien, 3.25%, 2/24/2021	6,112,462
1,940,000		Aramark Corp., Term Loan—1st Lien, 3.25%, 9/7/2019	1,915,149
3,482,500		Avago Technologies Ltd., Term Loan—1st Lien, 3.75%, 5/6/2021	3,477,433
1,812,222		Berry Plastics Group, Inc., Term Loan—1st Lien, 3.75%, 1/6/2021	1,768,539
6,422,312		Charter Communications Operating LLC, Term Loan—1st Lien, 2.515%, 1/3/2021	6,308,604
992,500		Chrysler Group LLC, Term Loan—1st Lien, 3.25%, 12/31/2018	985,056
3,000,000		Crown Americas LLC, Term Loan—1st Lien, 4.00%, 10/24/2021	3,006,960
570,000		Custom Sensors & Technologies, Inc., Term Loan—1st Lien, 4.50%, 9/3/2021	562,875
2,411,775		Darling Ingredients, Inc., Term Loan—1st Lien, 1.00%, 1/8/2021	2,387,657
2,000,000		Delos Finance Sarl, Term Loan—1st Lien, 1.00%, 3/6/2021	1,988,330
1,340,167		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,311,688
342,833		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	335,548
284,285		Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	281,443
2,835,753		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/25/2020	2,807,977
2,189,805		Hologic, Inc., Term Loan—1st Lien, 3.25%, 8/1/2019	2,176,118
2,000,000		INA Beteiligungsgesellschaft mbH, Term Loan—1st Lien, 4.25%, 5/15/2020	2,003,000
5,940,000		Las Vegas Sands Corp., Term Loan—1st Lien, 3.25%, 12/19/2020	5,915,260
715,364		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.158%, 4/15/2021	713,275
247,500		Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2020	237,600
1,307,422		PVH Corp., Term Loan—1st Lien, 3.25%, 2/13/2020	1,310,893
492,500		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 5/14/2020	476,905
2,647,436		Seminole Tribe of Florida, Term Loan—1st Lien, 1.00%, 10/11/2017	2,646,337
2,992,500		Sensata Technologies B.V., Term Loan—1st Lien, 3.50%, 10/14/2021	2,997,737
397,500		Tesoro Corp., Term Loan—1st Lien, 2.483%, 5/30/2016	397,003
1,492,500		Vantiv LLC, Term Loan—1st Lien, 0.752%, 6/13/2021	1,479,911
6,500,000		Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/7/2020	6,394,278

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
$415,789		Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	$412,671
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $64,170,804)	63,800,692
		INVESTMENT COMPANIES—75.4%[3]
36,959,887		Federated Bank Loan Core Fund	369,598,866
828,521	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	828,521
8,977,869		Federated Project and Trade Finance Core Fund	84,840,866
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $465,917,448)	455,268,253
		TOTAL INVESTMENTS—101.0% (IDENTIFIED COST $621,243,367)[5]	609,701,342
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(5,910,688)
		TOTAL NET ASSETS—100%	$603,790,654
At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 5-Year Short Futures	160	$19,028,750	March 2015	$(32,860)
[7]United States Treasury Notes 10-Year Short Futures	175	$22,189,453	March 2015	$(187,581)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(220,441)
The average notional value of short futures contracts held by the Fund throughout the period was $38,776,656. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $37,996,917, which represented 6.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2014, these liquid restricted securities amounted to $37,996,917, which represented 6.3% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At December 31, 2014, the cost of investments for federal tax purposes was $621,625,722. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $11,924,380. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $392,394 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,316,774.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	—	1,975,561	—	1,975,561
Corporate Bonds	—	74,321,837	—	74,321,837
Asset-Backed Securities	—	4,166,223	—	4,166,223
Collateralized Mortgage Obligations	—	10,168,776	—	10,168,776
Floating Rate Loans	—	63,800,692	—	63,800,692
Investment Companies[1]	828,521	454,439,732[2]	—	455,268,253
TOTAL SECURITIES	$828,521	$608,872,821	$—	$609,701,342
OTHER FINANCIAL INSTRUMENTS[3]	$(220,441)	$—	$—	$(220,441)
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed maybe determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $377,730,045 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
3	Other financial instruments include securities sold short and futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
PIK	—Payment in Kind
REMIC	—Real Estate Mortgage Investment Conduit
6
Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2014 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—81.0%
		Federal Home Loan Mortgage Corporation—28.4%
$10,281,138		3.000%, 8/1/2043	$10,406,586
29,081,514		3.500%, 4/1/2042 - 9/1/2043	30,311,073
20,075,932		4.000%, 8/1/2025 - 1/1/2042	21,441,974
22,795,940		4.500%, 2/1/2024 - 9/1/2041	24,787,688
11,880,340		5.000%, 7/1/2020 - 10/1/2039	13,112,795
14,105,236		5.500%, 3/1/2021 - 9/1/2037	15,848,073
85,956		6.000%, 10/1/2017 - 2/1/2032	97,810
920,447		6.500%, 10/1/2037 - 10/1/2038	1,039,460
431,026		7.000%, 12/1/2031	503,030
526,917		7.500%, 1/1/2021 - 8/1/2031	619,385
		TOTAL	118,167,874
		Federal National Mortgage Association—47.0%
15,672,728		2.500%, 5/1/2028	16,005,775
40,034,710		3.500%, 12/1/2040 - 5/1/2043	41,879,802
56,036,303		4.000%, 12/1/2031 - 6/1/2044	60,060,192
25,359,394		4.500%, 12/1/2019 - 6/1/2044	27,570,061
16,718,950		5.000%, 1/1/2024 - 1/1/2040	18,483,681
3,358,207		5.500%, 9/1/2034 - 9/1/2037	3,774,118
20,775,458		6.000%, 10/1/2028 - 4/1/2038	23,812,465
2,884,525		6.500%, 6/1/2029 - 8/1/2037	3,290,293
593,616		7.000%, 8/1/2028 - 1/1/2032	690,330
1,906		7.500%, 1/1/2030	2,275
423		11.750%, 10/1/2015	434
66		13.000%, 8/1/2015	68
		TOTAL	195,569,494
		Government National Mortgage Association—5.6%
14,518,527		3.500%, 12/15/2040	15,269,914
4,547,124		5.000%, 11/20/2038 - 9/20/2039	5,035,711
838,215		5.500%, 12/20/2038	927,999
676,471		6.000%, 9/20/2038	759,887
793,448		7.500%, 12/15/2023 - 7/15/2030	934,775
90,343		8.250%, 10/15/2030	110,626
49,128		8.375%, 8/15/2030	56,086
43		11.250%, 9/20/2015	44
		TOTAL	23,095,042
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $317,591,784)	336,832,410
		ADJUSTABLE RATE MORTGAGE—1.2%
		Federal National Mortgage Association ARM—1.2%
4,872,853		3.038%, 1/1/2044 (IDENTIFIED COST $5,012,187)	5,045,696
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.6%
		Non-Agency Mortgage-Backed Securities—7.6%
1,921,586		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,771,049
502,798		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	416,012
2,188,018	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	2,162,163
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$5,211,903	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	$5,147,434
1,964,059	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,986,897
916,622		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	901,742
1,382,823		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,294,981
205,217	[1,3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	176,035
99,761		Sequoia Mortgage Trust 2010-H1, Class A1, 2.106%, 2/25/2040	98,268
370,933		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	380,343
1,223,193		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,236,968
1,575,038		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,573,509
4,225,661		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	3,938,975
2,802,664	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	2,888,377
5,223,866	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	5,270,445
501,950	[1,3]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	45,476
2,676,057		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,332,336
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $32,928,824)	31,621,010
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.8%
		Agency Commercial Mortgage-Backed Securities—3.5%
5,674,788		FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	5,676,624
3,000,000	[1,2]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	2,988,157
2,800,000	[1,2]	FREMF Mortgage Trust 2013-K25, 3.618%, 11/25/2045	2,819,272
3,140,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	3,153,587
		TOTAL	14,637,640
		Non-Agency Commercial Mortgage-Backed Securities—4.3%
5,354,009	[1,2]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	5,492,149
3,344,158	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,383,139
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,029,800
7,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	7,176,850
		TOTAL	18,081,938
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,498,333)	32,719,578
		U.S. TREASURY—1.0%
		U.S. Treasury Notes – 1.0%
4,000,000		2.250%, 11/15/2024 (IDENTIFIED COST $4,014,140)	4,028,438
		REPURCHASE AGREEMENT—1.4%
5,715,000		Interest in $750,000,000 joint repurchase agreement 0.08%, dated 12/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $750,003,333 on 1/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $771,487,729. (AT COST)	5,715,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $397,760,268)[4]	415,962,132
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	(99,792)
		TOTAL NET ASSETS—100%	$415,862,340
2

At December 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[6]United States Treasury Ultra Bond Long Futures	11	$1,817,063	March 2015	$4,100
[6]United States Treasury Notes 2-Year Short Futures	100	$21,859,375	March 2015	$11,277
[6]United States Treasury Notes 5-Year Short Futures	36	$4,281,469	March 2015	$(4,581)
[6]United States Treasury Notes 10-Year Short Futures	100	$12,679,688	March 2015	$(86,163)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(75,367)
The average notional value of long and short futures contracts held by the Fund throughout the period was $342,519 and $29,555,209, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2014, these restricted securities amounted to $42,689,981, which represented 10.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2014, these liquid restricted securities amounted to $42,468,470, which represented 10.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$ 174,100	$ 176,035
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$ 476,497	$45,476
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	At December 31, 2014, the cost of investments for federal tax purposes was $397,760,268. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $18,201,864. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,662,507 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,460,643.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
3

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$336,832,410	$—	$336,832,410
Adjustable Rate Mortgage	—	5,045,696	—	5,045,696
Collateralized Mortgage Obligations	—	31,399,499	221,511	31,621,010
Commercial Mortgage-Backed Securities	—	32,719,578	—	32,719,578
U.S. Treasury	—	4,028,438	—	4,028,438
Repurchase Agreement	—	5,715,000	—	5,715,000
TOTAL SECURITIES	—	$415,740,621	$221,511	$415,962,132
OTHER FINANCIAL INSTRUMENTS*	$(75,367)	—	—	$(75,367)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 18, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 18, 2015